Schedule of Right of use assets (Details)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
IfrsStatementLineItems [Line Items]
At beginning of financial year		$ 23,460
Depreciation	$ 843,989	1,073,469	$ 498,635
At end of financial year	3,891,322	4,949,372	23,460
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
At beginning of financial year	2,164,551	2,753,093	2,753,093
Additions	2,575,627	3,275,940
Acquisition	3,793,697	4,825,203
Written off	(3,118,402)	(3,966,296)
Fair value reserve	1,393,860	1,772,850
At end of financial year	6,809,333	8,660,790	2,753,093
Accumulated Depreciation [Member]
IfrsStatementLineItems [Line Items]
At beginning of financial year	2,146,106	2,729,633	2,230,998
Depreciation	843,989	1,073,469	498,635
Acquisition	2,902,285	3,691,417
Written off	(2,974,369)	(3,783,101)
At end of financial year	$ 2,918,011	$ 3,711,418	$ 2,729,633